Investments - Debt Securities by Maturity (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure	[1]	$ 21,323.0	$ 21,441.7
Debt Securities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure		21,302.0	21,421.8
Available-for-sale Securities With Established Maturities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Less than one year		1,080.2
One year through five years		6,181.2
After five years through ten years		5,410.2
Greater than ten years		5,540.6
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure		$ 924.9	927.7
Weighted average duration of securities		4 years 6 months
Commercial Mortgage Backed Securities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure		$ 1,270.6	1,375.8
Weighted average duration of securities		2 years 9 months 18 days
Other Asset-Backed Securities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure		$ 894.3	$ 644.0
Weighted average duration of securities		1 year 2 months 5 days

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 21 beginning on page 146 for additional information on our accounting for discontinued products). At December 31, 2015, debt and equity securities with a fair value of approximately $3.0 billion, gross unrealized capital gains of $208.7 million and gross unrealized capital losses of $68.0 million and, at December 31, 2014, debt and equity securities with a fair value of approximately $3.6 billion, gross unrealized capital gains of $391.3 million and gross unrealized capital losses of $16.7 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.